Reporting Entity - Summary of Consolidated Subsidiaries (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Cash contribution for capital increase in consolidated subsidiaries	₩ 33,137